Income Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate [Abstract]
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	(6.85%)	0.04%	(0.02%)
Permanent items:
Other nondeductible items	0.48%	0.17%	(0.18%)
Subpart F income		0.03%	(1.24%)
SEC. 956 Income inclusion
Stock-based compensation	0.74%	0.07%
Foreign withholding tax			(32.12%)
Research & development credit		(2.04%)
Global intangible low-taxed income		2.36%
Foreign rate differential and foreign tax credits	2.15%	1.12%	3.77%
Change in valuation allowance	(33.11%)	(15.48%)	(13.60%)
Federal tax reform rate differential
Prior year adjustments and other	(3.43%)	(1.27%)	(13.22%)
Effective tax rate	(19.02%)	6.00%	(35.61%)